Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 07, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Public Float			$ 82,097,082
Entity Common Stock, Shares Outstanding		5,174,326
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018